Operating segments (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Segment Results for Operating Segments
The segment results for the year ended March 31, 2021 are as follows:

	Year ended March 31, 2021
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$858,023	$54,620	$—	$912,643
Segment revenue	$858,368	$54,620	$(345)	$912,643
Payments to repair centers	—	43,942	—	43,942

Revenue less repair payments (non-GAAP)	858,368	10,678	(345)	868,701
Depreciation	48,302	621	—	48,923
Other costs	620,487	12,630	(345)	632,772

Segment operating profit/(loss)	189,579	(2,573)	—	187,006
Other income, net	(11,847)	(617)	—	(12,464)
Finance expense	14,758	69	—	14,827

Segment profit/(loss) before income taxes	186,668	(2,025)	—	184,643
Income tax expense	29,661	413	—	30,074

Segment profit/(loss)	157,007	(2,438)	—	154,569
Amortization of intangible assets				13,722
Share-based compensation expense				38,230

Profit after tax				$102,617

Addition to non-current assets (2)	$46,806	$1,792	$—	$48,598
Total assets, net of elimination	979,281	126,867	—	1,106,148
Total liabilities, net of elimination	$329,192	$92,864	$—	$422,056

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.

The segment results for the year ended March 31, 2020 are as follows:

	Year ended March 31, 2020
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$881,840	$46,418	$—	$928,258
Segment revenue	$882,016	$46,418	$(176)	$928,258
Payments to repair centers	—	32,047	—	32,047

Revenue less repair payments (non-GAAP)	882,016	14,371	(176)	896,211
Depreciation	46,722	498	—	47,220
Other costs	630,375	14,946	(176)	645,145
Impairment of goodwill (Refer Note 9)	—	4,085	—	4,085

Segment operating profit/(loss)	204,919	(5,158)	—	199,761
Other income, net	(13,298)	(1,077)	—	(14,375)
Finance expense	16,932	79	—	17,011

Segment profit/(loss) before income taxes	201,285	(4,160)	—	197,125
Income tax expense	27,387	(204)	—	27,183

Segment profit/(loss)	173,898	(3,956)	—	169,942
Amortization of intangible assets				15,653
Share-based compensation expense				37,520

Profit after tax				$116,769

Addition to non-current assets (2)	$42,973	$1,760	$—	$44,733
Total assets, net of elimination	892,572	119,757	—	1,012,329
Total liabilities, net of elimination	$339,660	$85,559	$—	$425,219

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.

The segment results for the year ended March 31, 2019 are as follows:

	Year ended March 31, 2019
	WNS Global BPM	WNS Auto Claims BPM	Inter segments (1)	Total
Revenue from external customers	$774,235	$34,885	$—	$809,120
Segment revenue	$774,309	$34,885	$(74)	$809,120
Payments to repair centers	—	15,166	—	15,166

Revenue less repair payments (non-GAAP)	774,309	19,719	(74)	793,954
Depreciation	20,130	204	—	20,334
Other costs	588,289	19,555	(74)	607,770

Segment operating profit/(loss)	165,890	(40)	—	165,850
Other income, net	(12,572)	(2,022)	—	(14,594)
Finance expense	3,204	—	—	3,204

Segment profit before income taxes	175,258	1,982	—	177,240
Income tax expense	25,503	216	—	25,719

Segment profit	149,755	1,766	—	151,521
Amortization of intangible assets				15,783
Share-based compensation expense				30,305

Profit after tax				$105,433

Addition to non-current assets (2)	$29,583	$2,224	$—	$31,807
Total assets, net of elimination	667,261	118,369	—	785,630
Total liabilities, net of elimination	$156,298	$76,913	$—	$233,211

(1)	Transactions between inter segments represent business process management services rendered by WNS Global BPM to WNS Auto Claims BPM.
(2)	Addition to non-current assets include additions made to property and equipment, right-of-use assets and intangible assets.

External Revenue and Non-current Assets (Excluding Goodwill and Intangible Assets) by Geographic Area
Revenues from the geographic segments based on domicile of the customer. The Company’s external revenue by geographic area is as follows:

	Year ended March 31,
	2021	2020	2019
Jersey, Channel Islands	$—	$—	$—
North America (primarily the US)	403,527	392,601	335,880
UK	286,646	291,295	253,962
Australia	70,297	79,875	77,187
Europe (excluding the UK)	61,381	74,308	56,383
South Africa	26,450	35,429	38,866
Rest of the world	64,342	54,750	46,842

Total	$912,643	$928,258	$809,120

The Company’s
non-current
assets by geographic area, which consists of property and equipment and right-of-use assets are as follows:

	As at March 31,
	2021	2020
Jersey, Channel Islands	$—	$—
India	108,971	89,909
Philippines	58,149	70,028
South Africa	16,737	17,969
North America	16,601	16,423
UK	6,396	6,260
Rest of the world	12,184	15,493

Total	$219,038	$216,082